Qualified Affordable Housing Project Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Federal Home Loan Banks [Abstract]
Qualified Affordable Housing Project Investments

NOTE 18—QUALIFIED AFFORDABLE HOUSING PROJECT INVESTMENTS

The Company began investing in qualified housing projects in 2016. At March 31, 2018 and December 31, 2017, the balance of the investment for qualified affordable housing projects was $8,031,000 and $5,670,000, respectively. This balance is reflected in the accrued interest and other assets line on the consolidated balance sheets. Total unfunded commitments related to the investments in qualified housing projects totaled $6,264,000 and $4,194,000 at March 31, 2018 and December 31, 2017, respectively. The Company expects to fulfill these commitments during the years ending 2027 and 2028.

For the three months ended March 31, 2018 and 2017, the Company recognized amortization expense of $139,000 and $22,000, respectively, which was included within income tax expense on the consolidated statements of income.

NOTE 21—QUALIFIED AFFORDABLE HOUSING PROJECT INVESTMENTS

The Company began investing in qualified affordable housing projects in 2016. At December 31, 2017 the balance of the investment for qualified affordable housing projects was $5,670,000. This balance is reflected in the accrued interest and other assets line on the consolidated balance sheets. Total unfunded commitments related to the investments in qualified affordable housing projects totaled $4,194,000 at December 31, 2017. The Company expects to fulfill these commitments during the year ending 2027.

During the years ending December 31, 2017 and 2016, the Company recognized amortization expense of $316,000 and $14,000, respectively, which was included within income tax expense on the consolidated statements of income.

During the years ended December 31, 2017 and 2016, the Company recognized tax credits from its investment in affordable housing tax credits of $275,000 and $6,000, respectively. The Company had no impairment losses during the years ended December 31, 2017 and 2016.

Additionally, during the years ended December 31, 2017 and 2016, the Company recognized tax credits and other benefits from its investment in affordable housing tax credits of $275,000 and $12,000, respectively.